Reinsurance - Reinsurance Recoverable by Reinsurer (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 435.7	$ 423.6
John Hancock
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	410.2	394.0
Sun Life
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	20.1	23.3
Talcott Resolution
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	5.0	5.3
Other reinsurers
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 0.4	$ 1.0